Taxation (Tables)	6 Months Ended
Jun. 30, 2013
Taxation [Abstract]
Components of provision for income taxes
Income taxes consist of the following:

(In US$ millions)	Six months ended June 30,
	2013	2012

Current tax expense:
United Kingdom	$-	$-
Angola	2.1	2.2
Canada	1.7	(0.8)
China	-	5.4
Hungary	0.6	-
Nigeria	6.2	6.3
Norway	-	2.6
United States of America	1.5	-
Other	0.2	-
Total current tax expense	12.3	15.7

Deferred tax expense:
Angola	0.1	0.1
Canada	(0.1)	-
Nigeria	-	-
United States of America	(0.3)	-
Total income tax expense	$12.0	$15.8

Effective income tax rate reconciliation
Seadrill Partners is tax resident in the United Kingdom. Our controlled affiliates operate and earn income in several countries and are subject to the laws of taxation within those countries. Currently none of our controlled affiliates operate in the United Kingdom and therefore we are not subject to U.K. tax. Subject to changes in the jurisdictions in which our drilling rigs operate and/or owned, differences in levels of income and changes in tax laws, our effective income tax rate may vary substantially from one reporting period to another. Our effective income tax rate for each of the three and six month periods ended June 30, 2013 and 2012 are as follows:

Effective tax rate

(In US$ millions)	Six months ended June 30,
	2013	2012

United Kingdom statutory income tax rate	23.2%	24.5%
Effect of other tax jurisdictions	(15.2%)	(10.1%)
Effective income tax rate	8.0%	14.4%

Net deferred tax assets and liabilities
The net deferred tax assets consist of the following:

(In US$ millions)	June 30, 2013	December 31, 2012

Deferred mobilization revenue	$0.6	$0.6
Total deferred tax assets	$0.6	$0.6

The net deferred tax liabilities consist of the following:

(In US$ millions)	June 30, 2013	December 31, 2012

Provisions	$0.3	$-
Total deferred tax liability	$0.3	$-